Quarterly Financial Data (Unaudited) - Summary of Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 6,295	$ 5,863	$ 5,813	$ 5,661	$ 5,559	$ 5,463	$ 5,568	$ 5,407	$ 5,401	$ 5,435	$ 5,484	$ 5,336	$ 23,632	$ 21,997	$ 21,656
Net interest income	5,931	5,497	5,446	5,285	5,173	5,068	5,175	5,014	4,987	4,997	5,045	4,898	22,159	20,430	19,927
Net income	$ 1,953	$ 1,694	$ 1,611	$ 1,480	$ 1,607	$ 1,556	$ 1,517	$ 1,342	$ 1,439	$ 1,507	$ 1,522	$ 1,416	$ 6,738	$ 6,022	$ 5,884
Basic earnings per share	$ 0.72	$ 0.61	$ 0.59	$ 0.54	$ 0.59	$ 0.57	$ 0.55	$ 0.49	$ 0.53	$ 0.55	$ 0.55	$ 0.52	$ 2.46	$ 2.20	$ 2.15
Diluted earnings per share	$ 0.72	$ 0.61	$ 0.59	$ 0.54	$ 0.59	$ 0.57	$ 0.55	$ 0.49	$ 0.53	$ 0.55	$ 0.55	$ 0.52	$ 2.46	$ 2.20	$ 2.15